Capital Management (Details) - Schedule of Gearing Ratios - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Gearing Ratios [Abstract]
Total borrowings	$ 20,514,895	$ 25,089,421
Less: Cash and cash equivalents	(11,218,496)	(5,306,857)
Net debt	9,296,397	19,782,564
Total equity	72,055,682	54,151,733
Total capital	$ 81,352,081	$ 73,934,297
Gearing ratio	11.00%	27.00%